THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 14, 2005
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON NOVEMBER 14, 2005


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                              --------------------------------

Check here if Amendment [X  ]; Amendment Number:  5
                                                  -----------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark D. Lerner
Title:     Vice President
Phone:     (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner             Baltimore, Maryland          11/14/05
           ---------------------------    ---------------------------  --------
                    [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -----------------------

Form 13F Information Table Entry Total:    1
                                           -----------------------

Form 13F Information Table Value Total:    $2,156
                                           -----------------------
                                                 (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
---------------------   --------------  ---------  ---------   --------------------    ----------    --------   --------------------
                                                     VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER       VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN   CALL    DISCRETION    MANAGERS   SOLE   SHARED   NONE
---------------------   --------------  ---------  ---------   -------   ---   ----    ----------    --------   ----   ------   ----

Johnson Outdoors Inc    CL A            479167108     2,156    107,287   SH            SOLE                     SOLE
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